Contract liabilities - Summary of contract liabilities arising from barter deals with sports rights licensors (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure in tabular form of contract liabilities from barter deals with sports to be recognized in the future
Contract liabilities	€ 49,382	€ 8,391
Unsatisfied performance obligations	1,701,938	943,942
Due within one year
Disclosure in tabular form of contract liabilities from barter deals with sports to be recognized in the future
Contract liabilities	10,618	3,114
Unsatisfied performance obligations	898,546	622,425
between more than one and less than two years
Disclosure in tabular form of contract liabilities from barter deals with sports to be recognized in the future
Contract liabilities	8,518	2,716
Unsatisfied performance obligations	415,465	204,780
between more than two and less than three years
Disclosure in tabular form of contract liabilities from barter deals with sports to be recognized in the future
Contract liabilities	7,609	912
Unsatisfied performance obligations	283,818	74,168
between more than three and less than four years
Disclosure in tabular form of contract liabilities from barter deals with sports to be recognized in the future
Contract liabilities	7,011	518
Unsatisfied performance obligations	39,165	6,404
between four years and not later than ten years
Disclosure in tabular form of contract liabilities from barter deals with sports to be recognized in the future
Contract liabilities	15,626	1,131
Unsatisfied performance obligations	€ 64,944	€ 36,165